Finance debt (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Capital market balance	$ 12,721
Financing carrying rate, Dollar	92.00%
Financing carrying rate, Pounds	8.00%
Several finance debts	$ 4,205
Deposits with banks	2,342
Prepayments	1,360
Capital markets	1,588
Bonds issued	694
Export credit agencies	197
Development banks	54
Other finance debt	25
Several finance debts	1,931
Banking market	948
Borrowings export credit agencies	590
Borrowings in international banking market	320
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	12,615	$ 13,390
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	12,767	$ 12,517
Debentures [Member]
IfrsStatementLineItems [Line Items]
Capital market balance	1,973
Commercial Notes Issued [Member]
IfrsStatementLineItems [Line Items]
Capital market balance	$ 963